Note 4 - Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 9,714,000		$ 21,268,000
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	777,000		1,400,000
Impaired Financing Receivable, Recorded Investment	11,727,000		22,332,000
Financing Receivable, Individually Evaluated for Impairment	8,900,000	[1]	19,569,000	[1]
Financing Receivable, Modifications, Recorded Investment	4,600,000		4,200,000
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	93,000		73,000
Impaired Financing Receivable, Interest Income, Accrual Method	78,000		68,000
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	573,000
Threshold for Impairment Evaluation	250,000
Including Non-Accrual Loans and TDRs [Member]
Impaired Financing Receivable, Recorded Investment	11,700,000		22,300,000
Interest Income Restructured Terms [Member]
Impaired Financing Receivable, Interest Income, Accrual Method	92,000		72,000
Three Loans [Member]
Financing Receivable, Modifications, Recorded Investment	3,100,000
One Loan [Member]
Financing Receivable, Modifications, Recorded Investment	$ 1,700,000

[1]	Impaired balance; excludes accrued interest receivable and deferred fees and costs due to immateriality.